Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net income (loss) before tax	$ 1,184,488	$ (54,539)	$ (37,340)
Adjustments to reconcile income (loss) before tax to net cash flows from operating activities:
Share - based payment costs	7,082	14,288	13,541
Depreciation expense	227	109	37
Other finance adjustments including foreign exchange rate gain (loss)	4,217	(986)	(12,372)
Cash inflow interest	571	1,006	1,451
Cash (outflow) inflow taxes	(255,453)	291	466
Decrease (increase) in other receivables and prepayments	71	1,526	(4,841)
(Decrease) increase in trade and other payables	(1,256)	4,200	3,931
Net cash flows provided by (used in) operating activities	939,947	(34,105)	(35,127)
Investing activities:
Proceeds from the maturity of available-for-sale financial assets	85,368	41,201	43,412
Purchase of equipment	(3)	(31)	(382)
Net cash flows provided by investing activities	85,365	41,170	43,030
Financing activities:
Shares issued for cash	49	114	155
Shareholder distribution	(1,093,927)
Repurchase of equity awards	(24,813)
Net cash flows (used in) provided by financing activities	(1,118,691)	114	155
Net (decrease) increase in cash and cash equivalents	(93,379)	7,179	8,058
Net foreign exchange differences	145,035	(1,550)	(1,138)
Cash and cash equivalents at January 1	57,898	52,269	45,349
Cash and cash equivalents at December 31	$ 109,554	$ 57,898	$ 52,269